MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 42,757	$ 56,747
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	954	1,977
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	28,126	35,627
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 13,677	$ 19,143